Non-life and Life and Health Reserves - Reconciliation of claims development to liability (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net liability at end of year	$ 8,718,692	$ 8,875,477	$ 9,531,457	$ 10,378,934
Reinsurance recoverable on unpaid claims	266,742	189,234	214,349	267,384
Gross liability at end of year	8,985,434	$ 9,064,711	$ 9,745,806	$ 10,646,318
Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net liability at end of year	8,718,692
Reinsurance recoverable on unpaid claims	266,742
Gross liability at end of year	8,985,434
P&C | Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net liability at end of year	6,088,743
Reinsurance recoverable on unpaid claims	98,717
Gross liability at end of year	6,187,460
Specialty | Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net liability at end of year	2,629,949
Reinsurance recoverable on unpaid claims	168,025
Gross liability at end of year	$ 2,797,974